CONSOLIDATED BALANCE SHEET - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 10,917,797	$ 1,293,749
Marketable securities	833,841	19,321
Accounts receivable	342,401	313,925
Inventory	29,648	116,871
Prepaid expenses and deposit	319,253	182,095
Total Current Assets	12,442,940	1,925,961
Non-current assets, net
Right-of-use assets	91,041	126,920
Intellectual property	364,623	292,000
Property and equipment	368,213	483,357
Total Non-current Assets	823,877	902,277
TOTAL ASSETS	13,266,817	2,828,238
Current
Accounts payable and accrued liabilities	100,723	86,920
Deferred revenue	0	44,255
Due to related party	5,223	58,704
Loan payable	7,926	0
Lease liabilities	39,404	36,038
Total Current Liabilities	153,276	225,917
Long Term
Lease liabilities - long term	49,989	89,393
Loan payable	0	30,670
Total LongTerm Liabilities	49,989	120,063
TOTAL LIABILITIES	203,265	345,980
STOCKHOLDERS' EQUITY
Share capital Authorized: 220,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding: 5,726,699 common shares at August 31, 2021 and 3,001,476 common shares at August 31, 2020	5,727	3,001
Additional paid-in capital	45,089,114	30,324,398
Deficit	(31,829,204)	(27,802,198)
Equity attributable to shareholders of the Company	13,265,637	2,525,201
Non-Controlling Interest	(202,085)	(42,943)
Total Stockholders' Equity	13,063,552	2,482,258
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,266,817	$ 2,828,238